Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 4,787	$ 4,399	$ 7,809
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 47,124	$ 40,023	$ 28,200
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, issued (in shares)	20,563,059	20,540,193	12,190,000
Common stock, outstanding (in shares)	20,563,059	20,540,193	12,190,000